Fair Value Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Aug. 07, 2021
Fair value measurements
Warrant (Note 19)	$ 2,452	$ 15,000
Level 2
Fair value measurements
Warrant (Note 19)	$ 2,452